Nature of the Business and Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	11,509,852	11,659,434	11,664,769	11,658,692
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	373,728	159,913	368,645	159,171
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	3,109,000	3,273,000	3,269,000	3,273,000
Stock Appreciation Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	1,455,000	1,455,000	1,455,000	1,455,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	6,572,124	6,771,521	6,572,124	6,771,521